Document and Entity Information	Jun. 19, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001547903
Document Type	8-K
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	NMI Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36174
Entity Tax Identification Number	45-4914248
Entity Address, Address Line One	2100 Powell Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(855)
Local Phone Number	530-6642
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01
Trading Symbol	NMIH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false